ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 283,669	1,760,054	1,445,553
Allowance for doubtful accounts	(6,494)	(40,294)	(75,522)
Accounts receivable, net	277,175	1,719,760	1,370,031
Allowance for doubtful accounts
Balance at the beginning of the year	12,172	75,522	12,919
Provisions	(2,314)	(14,356)	62,603
Write-offs	(3,364)	(20,872)
Balance at the end of the year	$ 6,494	40,294	75,522